Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses And Other Liabilities [Abstract]
Summary of detailed information about other payables and accruals

		As of December 31,
	Note	2020	2021
		HK$	HK$
Accruals and other payables		81,054,895	91,594,587
Contract liabilities	(i)	47,270,998	630,962

		128,325,893	92,225,549

Note:

(i)	Contract liabilities include upfront fees received to deliver asset management services.

Summary of detailed information about contract liabilities
Movements in contract liabilities during the years ended December 31, 2020 and 2021 are as follows:

HK$
At January 1, 2020	111,974,163
Upfront fee received during the year	38,201,342
Revenue recogni z ed during the year	(102,904,507)

At December 31, 2020	47,270,998
Revenue recogni z ed during the year	(46,640,036)

At December 31, 2021	630,962